ASSET RETIREMENT OBLIGATION (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ASSET RETIREMENT OBLIGATION
Total undiscounted liability	720,620,000	659,700,000
Risk free rate for calculating asset retirement obligation (as a percent)	5.96%	6.15%
Period for expected payments to be incurred	66 years
Change in capitalized asset retirement costs	37,300,000	29,500,000
Changes in asset retirement obligation
Balance, beginning of year	256,102,000	232,139,000
Change in estimates	44,217,000	40,843,000
Property acquisition and development activity	1,454,000	1,395,000
Dispositions	(8,362,000)	(12,721,000)
Settlements	(16,606,000)	(19,905,000)
Accretion expense	14,956,000	14,351,000
Balance, end of year	291,761,000	256,102,000